Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - Class A Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Diluted weighted average number	11,339,000	5,820,000
Diluted net loss available	$ (8.40)	$ (6.61)